Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 463,353,892.16
Previously Paid Amount	0.00
Total Fee Amount	63,989.17
Total Offset Amount	0.00
Net Fee	63,989.17
Narrative - Max Aggregate Offering Price	$ 463,353,892.16
Final Prospectus	true